TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 3,773	$ 3,663	$ 4,913
Increase in tax positions for current year		110	1,659
Release of tax position of prior years	(882)
Addition of tax position of prior years			118
Decrease in tax position resulting from settlement			(3,027)
Gross tax liabilities, ending balance	$ 2,891	$ 3,773	$ 3,663